Finance Income and Costs - Summary of Finance Income and Costs (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Income And Costs [abstract]
Interest income	₺ 288,010	₺ 395,045	₺ 278,599
Net fair value gains on derivative financial instruments and interest		654,933	317,542
Cash flow hedges - reclassified to profit or loss		568,370
Other	9,440	58,766	1,105
Finance income	297,450	1,677,114	597,246
Net foreign exchange losses	(1,039,618)	(2,695,045)	(718,501)
Net interest expenses for financial assets and liabilities measured at amortized cost	(864,492)	(552,101)	(193,311)
Net fair value gains on derivative financial instruments and interest	(550,438)
Cash flow hedges - reclassified to profit or loss	461,133
Other	(31,703)	(116,926)	(8,300)
Finance costs	(2,025,118)	(3,364,072)	(920,112)
Net finance costs	₺ (1,727,668)	₺ (1,686,958)	₺ (322,866)